Employee benefit obligations - Defined benefit schemes (Details) - customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Funded | Europe / UK
Disclosure of defined benefit plans [line items]
Deferred members	589	808
Pensioners including dependents	531	475
Weighted average duration of defined benefit obligation	18 years	20 years
Funded | North America
Disclosure of defined benefit plans [line items]
Active members	808	829
Deferred members	75	58
Pensioners including dependents	83	59
Weighted average duration of defined benefit obligation	20 years	21 years
Unfunded | Europe/ Germany
Disclosure of defined benefit plans [line items]
Active members	816	856
Deferred members	202	195
Pensioners including dependents	154	121
Weighted average duration of defined benefit obligation	19 years	20 years